Other reserves - Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Other reserves	£ (953)	£ (1,302)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	2,038	3,690
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,316)	(1,681)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,333)	(2,448)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(540)	(1,059)
Other reserves
Disclosure of reserves within equity [line items]
Other reserves	£ 198	£ 196